Fair Value	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value
Note 4. Fair Value
Fair Value Hierarchy
The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 (Successor) and December 31, 2023 (Predecessor):

December 31, 2024 (Successor)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investment in debt security - AFS	$—	$—	$11,187	$11,187
Liabilities:
Earnout liability	$—	$—	$14,752	$14,752
WTI warrant liability			17,230	17,230
Private placement warrant liability	—	16,793	—	16,793

December 31, 2023 (Predecessor)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs( Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$9,685	$—	$—	$9,685
Liabilities:
Embedded derivative liability	$—	$—	$1,994	$1,994
Related party payables	347	—	—	347
Gains and losses for such assets and liabilities categorized within the Level 3 table set forth may include changes in fair value that are attributable to both observable inputs (Levels 1 and 2) and unobservable inputs (Level 3).
Changes in the estimated fair value of Level 3 financial assets and liabilities that are measured on a recurring basis for the Successor period from October 2, 2024 through December 31, 2024, the Predecessor period from
January 1, 2024 through October 1, 2024 and the Predecessor year ended December 31, 2023, respectively, are as follows:

	Forward Contract	Embedded Derivative Liability	Investment in debt securities - AFS	Earnout Liability	WTI Warrant Liability
Balance as of January 1, 2023 (Predecessor)	$—	$1,641	$—	$—	$—
Additions	—	1,119	—	—	—
Change in fair value	—	(766)	—	—	—
Balance as of December 31, 2023 (Predecessor)	$—	$1,994	$—	$—	$—
Additions	—	—	10,110	—	—
Settlement	—	(2,472)	—	—	—
Change in fair value	—	478	62	—	—
Balance as of October 1, 2024 (Predecessor)	—	—	10,172	—	—

Balance as of October 2, 2024 (Successor)	—	—	10,172	11,352	—
Additions	54	—	106		15,690
Settlement	(99)	—	—	—	—
Change in fair value	45	—	909	3,400	1,540
Balance as of December 31, 2024 (Successor)	$—	$—	$11,187	$14,752	$17,230
There were no transfers in or out of levels during the Successor period from October 2, 2024 through December 31, 2024, the Predecessor period from January 1, 2024 through October 1, 2024, or for the Predecessor year ended December 31, 2023.
Standby Equity Purchase Agreement
On October 24, 2023, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with Yorkville, as further described in Note 13. Stockholders' Equity with applicable terms defined. The SEPA became effective concurrently with the Business Combination. The SEPA includes two components subject to fair value measurement: the Purchased Put Option and Forward Contract. These are considered freestanding financial instruments not indexed to the Company’s stock.
The Purchased Put Option is accounted for as a derivative asset, initially measured at fair value upon Closing and subsequently measured at fair value each reporting period with changes in fair value recorded in the consolidated statements of operations and comprehensive income (loss). The Purchased Put Option fair value is considered de minimis upon Closing due to the exercise price being at a discount to market prices and remains de minimis as of December 31, 2024.
The Forward Contract is initially measured at fair value upon any Advance Notice and subsequently remeasured with changes in fair value recorded in the consolidated statements of operations and comprehensive income (loss). A derivative liability or asset will be recorded when there is an Advance Notice outstanding as of a reporting period. There were no outstanding Advance Notices as of December 31, 2024.
Derivative Liabilities
Embedded derivative liabilities contained within the 2025 Notes (as defined and further described in Note 5. Borrowings) are stated at fair value. Fair value is determined utilizing discounted cash flows, using unobservable market data inputs, and an option pricing model based on a probability-weighted expected outcome with respect to a financing or a change of control. The derivatives associated with the 2025 Notes were settled in March 2024 due to conversion of the 2025 Notes in a qualified financing. A summary of the significant unobservable inputs utilized to estimate the fair value is as follows:

Embedded derivative within 2025 Note issued August 18, 2022 with a principal balance of $4,000	Settlement	December 31, 2023
Discount Rate	35%	35% - 36%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%

Embedded derivative within 2025 Notes issued June 7 & July 3, 2023 with an aggregate principal balance of $2,000
Discount Rate	71% - 87%	71% - 88%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%
Significant increases or decreases to any of these inputs would result in a significantly higher or lower liability.
Investment in debt securities - AFS
The investment in debt securities is stated at fair value as described in Note 3. Investments. The terms of the securities are such that they are highly likely to convert into Class D Units of AeroFlexx. The fair value of the debt securities is estimated on an as-converted basis using a Black-Scholes model incorporating breakpoints upon which each tranche of AeroFlexx equity participates in distributions.

	October 2, 2024	December 31, 2024
Volatility	120.00%	120.00%
Time to liquidity	2 years	2 years
Discount for lack of marketability	18.00%	31.00%
Weighted average cost of capital	45.00%	45.00%
Risk-free rate	3.51%	4.23%
Earnout Shares
Upon Closing of the Business Combination, Earnout Shares were issued to previous Innventure Members and contingently issued to Sponsors (as defined and further described in Note 10. Earnout Shares). The fair value of the Earnout Shares was determined using a Monte Carlo valuation model that utilizes significant assumptions, including expected volatility, expected term, and risk-free rate, to determine the probability of achieving common share price and revenue milestones. The shares may vest upon either the achievement of the common share price milestone or revenue or event-based milestone specific to each of three tranches. Specifically, the future stock price of the Company and revenues of Accelsius and AeroFlexx are simulated assuming a Geometric Brownian Motion (GBM) in a risk-neutral framework. The Earnout Share payoff is calculated based on the contractual terms, and then discounted at the term-matched risk-free rate. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the Earnout Shares. Discounting conventions of revenue-based milestones are mid-period assuming annual revenue forecasts are earned on average at the mid-period of the forecast period. The value of the Earnout Shares is calculated as the average present value over all future modeled payoffs.
The inputs used in simulating the Company’s stock price include, the term, stock price, volatility, risk-free rate and dividend yield. Prior to the Business Combination, the Company never paid or declared dividends, thus the dividend yield is estimated to be 0% as of December 31, 2024. The following table summarizes the inputs used in simulating the Company’s stock price for purposes of valuing the Earnout Shares:

	October 2, 2024	December 31, 2024
Term	7 years	6.8 years
Stock price	$10.87	$13.85
Volatility	56.00%	56.00%
Risk-Free Rate	3.62%	4.42%
Dividend Yield	—%	—%
The Milestone One and Milestone Two Earnout Shares are equity classified and the Milestone Three Earnout Shares are liability classified, as further described in Note 10. Earnout Shares. The assumptions used in measuring fair value of Milestone One and Milestone Three are considered Level 3 inputs, which include weighted average cost of capital risk premium, operational leverage ratio, revenue risk premium and revenue volatility.
Milestone One
The following table summarizes the unobservable inputs used in estimating the fair value of the Earnout Shares based on revenue for Accelsius (Milestone One):

October 2, 2024
Revenue risk premium	6.10%
Revenue volatility	44.00%
Milestone Two
Milestone Two is contingent on the Company’s formation of a new subsidiary, in partnership with an MNC, as determined using the Innventure LLC's “DownSelect” process, within the Vesting Period. The probability of achievement based on the Company’s analysis was 98% on October 2, 2024.
Milestone Three
The following table summarizes the unobservable inputs used in estimating the fair value of the Earnout Shares based on revenue for AeroFlexx (Milestone Three):

	October 2, 2024	December 31, 2024
Revenue risk premium	30.60%	36.10%
Revenue volatility	165.00%	176.00%
For further information on the Earnout Shares, refer to Note 10. Earnout Shares.
Warrants
The Company issued freestanding warrants to the WTI Lenders in connection with the WTI Facility (as defined and further described in Note 5. Borrowings and Note 11. Warrants). The fair value measurement of WTI Warrants is based on unobservable inputs (Level 3 fair value measurement).
The fair value of the WTI Warrants was determined using a Monte Carlo valuation model in which the future stock price is simulated assuming a GBM in a risk-neutral framework. The model utilizes significant assumptions including stock price, stock price volatility, and credit spread. The credit spread relates to estimated counterparty credit risk of Innventure being able to make payments related to the WTI Lenders’ put right, in which the WTI
Lenders may exchange the WTI Warrants for a total cash payment of $15,000 after the four-year anniversary of issuance. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve.

	October 22, 2024	December 31, 2024
Stock Price	$11.50	$13.85
Stock Price Volatility	56.00%	56.00%
Credit Spread	18.60%	18.80%
Other
Our financial instruments that are not re-measured at fair value include prepaid expenses and other current assets, due from related parties, other assets, accounts payable, accrued expenses, accrued employee benefits, other current liabilities and other liabilities as the carrying amounts approximate fair value due to the short maturity terms of these instruments.